UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2022

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Advocate Rising Rate Hedge ETF

Annual Report	September 30, 2022

Investment Adviser: Advocate Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-810-7345; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022
(UNAUDITED)

Dear Fellow Shareholders,

2022 was certainly one of the more interesting and turbulent years in recent history. Inflation rose to levels unseen since the 1980s, resulting in the Federal Reserve initiating its first interest rate tightening cycle since 2015. The Fed’s rapid pace of rate hikes in 2022 pushed its target Fed Funds rate up to pre-Global Financial Crisis levels, with the threat of more to come. The Russian-Ukraine war that began in February is the largest war in Europe since the end of World War II, resulting in massive human suffering and loss of life. The war exacerbated the supply shock that drove the post-pandemic inflation and amplified the uncertainties in global markets and central bank policy actions.

Asset markets experienced a difficult time in the midst of the fastest pace of Fed rate hikes since the 1980s. Realized volatilities in asset markets spiked higher and returns fell as investors dealt with the impact of the Russia-Ukraine war and inflation. Year-to-date, U.S. and European equity markets generated negative returns in the 20-to-30% range, while Japanese and UK markets posted better but still negative returns. The bond market experienced one of its largest drawdowns since the 1980s, with the Bloomberg U.S. Aggregate Index posting a -15% year-to-date return.

For investors, the most impactful market development in the past year may not be the negative returns from risk assets, but rather the rising correlation across asset classes. The equity-bond correlation (S&P 500 versus Bloomberg U.S. Aggregate) rose from -0.4 in 2019 to +0.7 in the past 12 months. Not only has equity-bond correlation risen, but the correlation across a wide range of asset classes such as Emerging Market, High Yield, Real Estate and Tech is currently at its highest level in the last 22 years. Positive equity-bond correlation prevailed in the multi-decade era of high inflation and rates preceding 2000, and positive equity-bond and cross-asset correlation may be the new (old) normal in the years to come. This new normal means that diversified portfolios could become considerably less diversified and more risky than the post-2000 data might suggest.

The current bout of inflation is unlike anything the Fed and other global central banks have encountered since the 1970s and may be quite difficult to tame. Inflationary episodes in the last 40 years have been primarily driven by rising demand (demand-shock), while the current bout, as well as those in the 1970, have been driven by supply-shock. Central banks can address demand-shocks directly as their rate hikes have a direct dampening effect on consumer demand. On the other hand, their tools can only address supply-shock indirectly by dampening demand to eventually bring supply-demand forces back into balance.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022
(UNAUDITED)

To gain some insight into the challenges facing the Federal Reserve in its quest to bring inflation back down to its 2% target, it is worth considering the impact of the pandemic as a play in two acts.

Act 1 is the Goods Inflation Era and covers the period from the onset of the pandemic to the present time. After global economies closed down to combat the spread of Covid, global central banks increased their provision of liquidity to the market and global governments provided ample unemployment benefits and other aids to the people affected by the shut-down. The result was that global economies emerged from the shutdown with large consumer savings, pent-up consumption and supply-chain snafus. This created a large spike in the price of goods and was the predominant driver of core inflation. The resulting rise in inflation saw Core Service CPI lag Core CPI, a rare occurrence (Since 1960, Core Service CPI exceeded Core CPI 93% of the time). As supply-chain snafus recede and pent-up consumption are satiated, Act 1 is coming to an end as the rise in Core Goods inflation slows.

The curtain is about to rise on Act 2, the Service Inflation Era. The pandemic drove a sharp drop in the Labor Force Participation Rate (LFPR) from 63.4% to 60.2% (during the economic shutdown) from which it never fully recovered. For all of 2022, LFPR has remained stubbornly in the low 62% range. This decline in LFPR means the economy now has 3 million less workers after many opted against returning to the labor force due to family, health or other pandemic-related concerns. Companies have to offer significantly higher pay to attract or retain workers as competition for scarce workers heats up, resulting in wage inflation. The rise in wage cost has driven Core Service CPI to overtake Core CPI as of August 2022 and service is now reasserting its historical leadership role in core inflation.

The post-pandemic loss of 3 million workers in the labor force highlights the difficulty facing the Fed in its ongoing quest to reduce inflation. The Fed needs to raise rates sufficiently high to cut demand in order to trim at least 3 million jobs that the economy currently needs, and that is just to get the labor market back to the pre-pandemic level, which was arguably in a pretty good place. In all likelihood the Fed may need to engineer a 5-6 million drop in jobs-wanted to bring wage pressure down. This is the monumental task facing the Fed.

Given the magnitude of the Fed’s labor challenge, Advocate believes that the Fed will likely have to raise its terminal Fed Funds target rate to 6% or higher in order to achieve its inflation goal. The 6% level is arrived at by considering the historical spread between the target Fed Funds rate and Core PCE, the Fed’s

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022
(UNAUDITED)

preferred inflation gauge. Excluding the post-Global Financial Crisis period (which saw abnormally high levels of central bank liquidity and stimulus), the historical average spread of Fed Funds over Core PCE since the 1960s was 2.5%. Even if Core PCE descends from its current 5.1% to 4% by the end of 2023, this would still be consistent with a 6% or higher terminal Fed Funds rate in this tightening cycle.

With the above perspective, Advocate believes prudence and risk aversion should be the dominant investment themes in 2023 as volatility is likely to remain elevated and cross-asset correlations positive. With diversified portfolios becoming less diversified in a positive correlation environment, negatively correlated investments such as Advocate Rising Rate Hedge ETF may help restore diversification to equity-bond or diversified portfolios.

FUND UPDATE

The Advocate Rising Rate Hedge ETF (Ticker: RRH) returned +28.49% from its inception on October 27, 2021 to September 30, 2022, versus the S&P 500 Index, which returned -21.2% and the Bloomberg U.S. Aggregate Index, which returned -14.5% over the same period. RRH portfolio contains 3 strategy suites: Fixed Income Correlation, Currency Correlation and Equity Correlation. Each strategy suite consists of strategies that are expected to be positively correlated to rising rates. Since the inception of RRH, two of the three strategy suites generated positive returns, while the third produced a modestly negative return.

Fixed Income Correlation Strategy was the leading contributor of return to the Rising Rate Hedge ETF from its inception to September 30, 2022. The positioning of the fixed income correlation strategy was to be short the front end of the yield curve via Eurodollar futures against the 2yr Treasury futures as the Fed is likely to be done with its rate hikes in 2023 and short rates should subsequently flatten out or potentially drop. The portfolio benefitted from being short the longer end of the yield curve, predominantly in the 5yr sector and much less so in the 10yr sector. We expected yield curve flattening to occur as the Fed continues to raise rates aggressively and allocated far less short duration risk exposure to the longer end of the yield curve. These strategies in aggregate contributed to the positive performance contribution from this suite.

Currency Correlation Strategy was the secondary contributor to RRH portfolio return since inception. The positive performance from this strategy suite was driven by the long US Dollar-short Japanese Yen strategy which performed well

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022
(UNAUDITED)

in 2022 as the Fed rate hike contrasted strongly with the Bank of Japan’s continuation of its ultra-easing policy and yield-curve control (YCC). The widening interest rate differential between the U.S. and Japan induced cross-border investment flows which weakened the Yen versus the Dollar. The USDJPY strategy has been fully liquidated after levels rose to the point where the Bank of Japan began threatening interventions.

Equity Correlation Strategy was the detractor of return within the RRH portfolio. RRH was initially long the financial sector ETF (XLF) which was expected to perform well in a rising rate environment as banks should experience higher net interest margin (NIM). Unfortunately, the banking and financial sector underperformed expectations due to 3 factors: 1) drop in trading and investment banking revenues as the Fed’s tightening policy dampened market risk appetite; 2) widening credit spreads also inhibited corporate lending activity by banks; and 3) rising mortgage rates significantly impaired housing turnover and mortgage banking activity. The RRH portfolio has since been repositioned into the Health Care (XLV) and Energy (XLE) sectors which Advocate believe would be better positioned to benefit from a high inflation, high interest rate environment.

RRH will announce its annual dividend in December 2022. It is expected that between $4-to-$5 per share (the exact amount will be determined based on the number of outstanding shares) will be distributed, the majority of which would be capital gains.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022
(UNAUDITED)

We thank you for your continued trust in our ability to help you reach your investment goals.

As always,

Scott Peng

CEO and Chief Investment Officer

Advocate Capital Management, LLC

Barry Tse

Chief Financial Officer

Advocate Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022
(UNAUDITED)

Definition of the Comparative Index

ICE U.S. Treasury 20+ Year Bond Index (IDCOT20T) is an index representing publicly traded U.S. Treasury issued long-term debt. Only U.S. dollar denominated, fixed rate securities with minimum term to maturity greater than 20 years are included.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022
(UNAUDITED)

Comparison of Change in the Value of a $10,000 Investment in the Advocate Rising Rate Hedge ETF versus the ICE U.S. Treasury 20+ Year Bond Index.

Total Return For The Period Ended September 30, 2022
Since Inception*
Advocate Rising Rate Hedge ETF	28.49%
ICE U.S. Treasury 20+ Year Bond Index	-29.36%

* The Fund commenced operations on October 27, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change, because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 6.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

SECTOR WEIGHTINGS (Unaudited)†:

† Percentages are based on total investments. Total investments do not include futures.

Industries are utilized for compliance purposes, whereas sectors are utilized for reporting purposes.

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 58.6%	Face Amount	Value

United States Treasury Bill 2.611%, 10/25/22(A)	$4,000,000	$3,993,806
United States Treasury Bill 2.437%, 10/18/22(A)	4,000,000	3,995,905
United States Treasury Bill 2.968%, 11/22/22(A)	4,000,000	3,983,715
United States Treasury Bill 2.458%, 10/11/22(A)	5,000,000	4,997,270
United States Treasury Bill 2.299%, 10/04/22(A)	3,000,000	2,999,816
United States Treasury Bill 2.673%, 11/01/22(A)	3,000,000	2,993,421

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,960,537)		22,963,933

EXCHANGE TRADED FUNDS — 24.9%	Shares	Value

Energy Select Sector SPDR Fund	70,492	5,076,834
Health Care Select Sector SPDR Fund	38,557	4,669,638

TOTAL EXCHANGE TRADED FUNDS (Cost $10,331,997)		9,746,472

TOTAL INVESTMENTS — 83.5% (Cost $33,292,534)		$32,710,405

Percentages are based on Net Assets of $39,169,329.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

(A) The rate reported is the effective yield at time of purchase.

CAD — Canadian Dollar

SPDR — Standard & Poor’s Depository Receipt

The open futures contracts held by the Fund at September 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	649	Dec-2022	$48,929,602	$46,984,355	$(1,945,247)
U.S. 2-Year Treasury Note	744	Dec-2022	154,884,249	152,810,625	(2,073,624)

			203,813,851	199,794,980	(4,018,871)

Short Contracts
90-Day Euro$	(980)	Sep-2023	$(233,777,174)	$(233,779,000)	$(1,826)
Euro FX	(32)	Dec-2022	(3,937,484)	(3,944,600)	(7,117)
Japanese 10-Year Bond	(35)	Dec-2022	(36,157,750)	(35,863,332)	51,574
U.S. 5-Year Treasury Note	(1,823)	Dec-2022	(202,475,594)	(195,986,742)	6,488,852
Ultra 10-Year U.S. Treasury Note	(309)	Dec-2022	(38,832,688)	(36,611,672)	2,221,017

			(515,180,690)	(506,185,346)	8,752,500

			$(311,366,839)	$(306,390,366)	$4,733,629

As of September 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

STATEMENT OF ASSETS AND LIABILITIES

Advocate Rising Rate ETF
Assets:
Investments at Value	$32,710,405
Cash and Cash Equivalents	2,715,293
Cash Collateral on Futures Contracts	3,770,468
Foreign Currency Deposits with Broker for Futures Contracts at Value	71,555
Variation Margin Receivable on Futures Contracts	697,099
Receivable for Fund Shares Sold	196,544
Deferred Offering Costs	52,432
Receivable for Investment Securities Sold	43,819
Reimbursement/Receivable Due from Investment Advisor	3,607
Prepaid Expenses	5,679

Total Assets	40,266,901

Liabilities:
Payable for Investment Securities Purchased	342,243
Payable for Fund Shares Redeemed	159,290
Variation Margin Payable on Futures Contracts	508,407
Payable for Management Fees	87,632

Total Liabilities	1,097,572

Net Assets	$39,169,329

Net Assets Consist of:
Paid-in Capital	$32,218,192
Total Distributable Earnings	6,951,137

Net Assets	$39,169,329

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,220,000

Net Asset Value, Offering and Redemption Price Per Share	$32.11

Cost of Investments	$33,292,534
Cost of Foreign Currency Deposits with Broker for Futures Contracts	71,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

STATEMENT OF OPERATIONS
Advocate Rising Rate ETF(1)
Investment Income:
Dividend Income	$154,988
Interest Income	110,724
Security Lending Income	579

Total Investment Income	266,291

Expenses:
Management Fees	202,963

Total Expenses	202,963

Net Investment Income	63,328

Net Realized Gain (Loss) on:
Investments(2)	(1,373,840)
Futures Contracts	4,101,423
Foreign Currency Transactions	4,326

Net Realized Gain	2,731,909

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(582,129)
Futures Contracts	4,733,629
Foreign Currency Translations	52

Net Change in Unrealized Appreciation	4,151,552

Net Realized and Unrealized Gain	6,883,461

Net Increase in Net Assets Resulting from Operations	$6,946,789

(1)	Commenced operations on October 27, 2021.
(2)	Included in realized gain (loss) on investments is $(11,971) related to losses from in-kind transactions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2022(1)
Operations:
Net Investment Income	$63,328
Net Realized Gain	2,731,909
Net Change in Unrealized Appreciation	4,151,552

Net Increase in Net Assets Resulting from Operations	6,946,789

Distributions	(7,623)

Capital Share Transactions:(2)
Issued	38,926,940
Redeemed	(6,696,777)

Increase in Net Assets from Capital Share Transactions	32,230,163

Total Increase in Net Assets	39,169,329

Net Assets:
Beginning of Period	—

End of Period	$39,169,329

Share Transactions:
Issued	1,485,000
Redeemed	(265,000)

Net Increase in Shares Outstanding from Share Transactions	1,220,000

(1)	Commenced operations on October 27, 2021.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period

Period Ended September 30, 2022(1)

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:
Net investment income(2)	0.07
Net realized and unrealized gain	7.05

Total from Investment Operations	7.12

Distributions and Distributions:
Net investment income(3)	(0.00)
Net realized gains	(0.01)

Total dividends and distributions	(0.01)

Net Asset Value, End of Period	$32.11

Total Return†	28.49%

Ratios to Average Net Assets:
Net Assets, End of Period (000’s)	$39,169

Ratio of Expenses to Average Net Assets (Excluding Waivers)(4)	0.85%

Ratio of Net Investment Income to Average Net Assets(4)	0.27%

Portfolio turnover rate(5)	367%

†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized.

The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

(1)	Commenced operations on October 27, 2021.
(2)	Per unit data calculated using average units method.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.
(5)	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Advocate Rising Rate Hedge ETF (the “Fund”) is a multi-asset ETF that seeks to hedge rising interest rates, predominantly long-term interest rates, while providing the potential for gains during systemically rising interest rate periods. Advocate Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund commenced operations on October 27, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Fund’s Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2022, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Futures Contracts — The Fund utilized futures contracts during the period ended September 30, 2022. The Fund used futures contracts to seek the desired long or short exposure to the S&P 500 Index. A margin deposit held at one counterparty for the futures contracts is included in “Deposits at Broker for Futures” on the Statement of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the period ended September 30, 2022 that had equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of September 30, 2022, the Fund has open futures contracts. The amount of realized gain (loss) on futures contracts is presented on the Statement of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts”.

For the period ended September 30, 2022, the daily average notional value of long futures contracts and short futures contracts held were $245,217,374 and $347,027,936, respectively.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 5,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

The following table discloses Creation Unit breakdown as of the period ended September 30, 2022:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
5,000	$ 50	$ 160,550	$ 50

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of September 30, 2022, was as follows:

Asset Derivatives				Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Interest Rate contracts	Unrealized appreciation on Futures Contracts	$8,761,442	†	Interest Rate contracts	Unrealized depreciation on Futures Contracts	$2,073,624	†

Foreign Exchange contracts	Unrealized appreciation on Futures Contracts	–		Foreign Exchange contracts	Unrealized depreciation on Futures Contracts	1,954,189	†

Total Derivatives not accounted for as hedging instruments		$8,761,442				$4,027,813

† Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2022, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Futures Contracts
Derivatives not accounted for as hedging instruments
Interest Rate contracts	$1,386,695
Foreign Exchange contracts	2,714,728
Total	$4,101,423

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures Contracts
Derivatives not accounted for as hedging instruments
Interest Rate contracts	$6,687,818
Foreign Exchange contracts	(1,954,189)
Total	$4,733,629

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable by law.

As of September 30, 2022, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets.

8. Investment Transactions:

For the period ended September 30, 2022, the Fund made purchases of $27,618,063 and sales of $22,770,326 in investment securities, excluding in-kind transactions, long-term U.S. Government and short-term securities. For the period ended September 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended September 30, 2022, there were in-kind transactions associated with creation and redemptions:

Purchases	Sales	Net Realized Gain(Loss)
$ 8,578,151	$ 1,720,281	$ (11,971)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

At September 30, 2022, the Fund reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions:

	Distributable Earnings		Paid-in Capital
$	11,971	$	(11,971)

The tax character of dividends and distributions paid during the period ended September 30, 2022 are as follows:

Ordinary Income	Long-Term Capital Gain	Total
$1,078	$6,545	$7,623

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

As of September 30, 2022, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,314,747
Undistributed Long-Term Capital Gains	5,284,610
Unrealized Depreciation	(644,824)
Other Temporary Differences	(3,396)

Total Distributable Earnings	$6,951,137

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at September 30, 2022, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$33,406,854	$3,396	$(648,220)	$(644,824)

10. Securities Lending:

The Fund has entered into a Securities Lending Agreement with Interactive Brokers (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADR”) and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent and the Fund earns a return from the collateral. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of September 30, 2022, there were no securities on loan.

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Interest Rate Risk – The risk that changes in interest rates will cause significant fluctuations, up or down, in the value of fixed income securities, including Government securities, in which the Fund may take a long position or short position. A historically low interest rate environment may present greater risk of interest rates increasing and rates may increase more rapidly. Conversely, while interest rates remain low, rates could fall further or fall below zero, i.e. negative interest rates. Additionally, the difference between long term rates and short term rates can change rapidly and affect the value of the portfolio resulting in gains or losses.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Equity Market Risk – The Fund invests in equity securities and is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Growth Style Risk – The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Roll Risk – The Fund may encounter “roll risk” from its investments in futures or swaps. Roll risk refers to the risk that may be encountered when a futures or swap contract must be “rolled forward” as the contracts approaches expiry to maintain the desired risk profile of the strategy. A roll occurs when a position in the near-term futures or swap contract is liquidated and a new position in the next futures or swap contract is established. Illiquid conditions may arise when the Fund attempts to roll existing positions which could result in either a higher-than-anticipated cost, or an inability to implement the roll. If this situation persists over the typical transition period from an expiring futures or swap contract to the next, the Adviser may elect to terminate the strategy in question and replace it with alternative strategies whose roll risks are currently minimal.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Short Exposure Risk – The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss to the Fund is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed elsewhere in this section.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Investing in the United States Risk – To the extent the Fund invests in issuers within the United States, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Management Risk – The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

New Adviser Risk – The Adviser has not previously served as an adviser to a registered investment company. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher or lower than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Liquidity Risk – The risk that certain assets may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to sell the asset at a lower price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Inflation-Linked Securities Risk – The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or ( i) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Investments in Investment Companies Risk – When the Fund invests in an investment company, including ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds.

12. Concentration of Shareholders:

At September 30, 2022, 100% of total shares outstanding were held by two Authorized Participants owning 10% or greater of the aggregate total shares outstanding. These Authorized Participants are comprised of omnibus accounts that are held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

13. Subsequent Events:

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2023 or it may be delayed until a later date (the “Closing Date”). In addition, there is an increasing potential that the Transaction may be cancelled altogether. Assuming the Transaction is consummated, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and

Shareholders of Advocate Rising Rate Hedge ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Advocate Rising Rate Hedge ETF (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedule of investments, as of September 30, 2022, and the related statements of operations, changes in net assets and financial highlights for the period from October 27, 2021 (commencement of operations) through September 30, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund III) at September 30, 2022, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 27, 2021 (commencement of operations) through September 30, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian, brokers, and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Advocate Capital Management, LLC companies since 2022.

Philadelphia, Pennsylvania

November 28, 2022

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2022 to September 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

●

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return	$1,000.00	$1,319.80	0.85%	$4.94
Hypothetical 5% Return	1,000.00	1,020.81	0.85	4.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES2 3
William M. Doran (Born: 1940)	Chairman of Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[2]
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

“interested persons” are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be deemed to be “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-750-3369. The following chart lists Trustees and Officers as of September 30, 2022.

Other Directorships Held in the Past Five Years[1]

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, J.P. Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[2]
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1962)	Vice President (since 2017)	Attorney, SEI Investments, since 2017.
Secretary (since 2020)

Prior Positions: Self-employed consultant, 2017.

Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Other Directorships Held in the Past Five Years[1]

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director of Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
OFFICERS (continued)[2]
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2017)

Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
OFFICERS (continued)[2]
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Privacy Officer (from 2015 – June 2022 and since November 2022)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.
Anti-Money Laundering Officer (from 2015 – June 2022 and since November 2022)

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

Other Directorships

Held in the Past Five Years

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
SEPTEMBER 30, 2022

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a September 30, 2022 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2022, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
0.00%	85.86%	14.14%	100.00%	0.00%

Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
0.00%	0.00%	4.42%	100.00%	0.00%

1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

6)	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Advocate Rising Rate Hedge ETF

141 W. Jackson Blvd, Suite 1711

Chicago, IL 60604

Investment Adviser

Advocate Capital Management, LLC

499 Park Ave, Tenth Floor

New York, NY 10022

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

ADV-AR-001-0100

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2022					FYE September 30, 2021
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$682,615		None	None		$730,515	None	$11,990
(b)	Audit-Related Fees	None		None	None		$4,000	None	None
(c)	Tax Fees	$88,500	(4)	None	$57,000	(2)	None	None	$90,000	(2)
(d)	All Other Fees	None		None	None		None	None	$1,473

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2022				FYE September 30, 2021
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$133,360		None	None	$48,940		None	None
(b)	Audit-Related Fees	None		None	None	None		None	None
(c)	Tax Fees	$6,650	(3)	None	None	$2,660	(3)	None	None
(d)	All Other Fees	None		None	None	None		None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE September 30, 2022			FYE September 30, 2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$60,000	None	None	$60,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax return preparation fees for affiliates of the Funds.
(3)	Tax Fees for UK Reporting Fund Status.
(4)	Fees in connection with international withholding tax analysis.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2022	FYE September 30, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2022	FYE September 30, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE September 30, 2022	FYE September 30, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $57,000 and $91,473 for 2022 and 2021, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $6,650 and $2,660 for 2022 and 2021, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2022 and 2021, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR §270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: December 9, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO
Date: December 9, 2022